Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (61,933)	$ (35,304)	$ (159,429)	$ (142,568)	$ (120,587)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation			2,909	1,726	1,468
Amortization of premium (discount) on investments	(513)	(649)	(2,637)	(1,103)	410
Stock-based compensation expense	6,544	4,159	17,922	16,273	13,230
Gain on disposal of property and equipment			(8)	(1,466)	0
Impairment of property and equipment			0	0	2,927
Other non-cash operating activities			810	175	767
Non-cash in-process research and development	11,184	0
Amortization of debt discount and issuance costs	1,505	0
Depreciation and amortization	739	628
Other non-cash operating activities	371	88
Changes in operating assets and liabilities:
Accounts receivable	0	27,000	27,000	(26,952)	80
Prepaid expenses and other current assets	(467)	(1,018)	(1,377)	(2,911)	4,849
Operating lease right of use assets	570	(3,440)	(1,868)	0	0
Other non-current assets	175	101	1,578	(1,871)	(403)
Accounts payable			(360)	1,691	2,607
Accruals and other liabilities	(2,373)	(2,298)	3,565	1,488	(690)
Deferred revenue	942	(278)	4,587	51,272	0
Operating lease liabilities	(822)	3,333	1,147	0	0
Accounts payable	789	(3,736)
Net cash used in operating activities	(43,289)	(11,414)	(106,161)	(104,246)	(95,342)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of investments	(159,412)	(127,357)	(331,362)	(314,911)	(36,028)
Purchases of property and equipment	(539)	(1,084)	(3,238)	(6,991)	(2,525)
Purchase of intangible assets	(118)	0
Proceeds from maturities of investments	54,500	25,000	317,000	146,000	157,445
Proceeds from sale of property and equipment			8	1,541	0
Proceeds from sale of investments			0	67,435	0
Payment for acquisition of in-process research and development			0	(100)	(100)
CASH FLOWS FROM FINANCING ACTIVITIES	(105,569)	(103,441)	(17,592)	(107,026)	118,792
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible senior notes	287,500	0
Proceeds from issuance of common stock in connection with offerings, net of commissions and discount	15,581	108,100	211,970	0	157,468
Proceeds from issuance of common stock in connection with at-the-market offerings, net of commissions			10,870	0	38,760
Proceeds from the exercise of stock options and common stock warrants, and purchases under the employee stock purchase plan	572	18	937	5,292	4,569
Payment of capped call transactions	(28,865)	0
Payment of convertible senior notes transaction costs	(8,703)	0
Net settlement of restricted stock awards for employee taxes	(1,401)	(1,049)	(1,378)	(2,212)	(573)
Payment of offering costs	(337)	(201)
Payment of offering costs			(742)	(366)	(644)
Principal payments made on financing obligations			0	(932)	(3,636)
Net cash provided by financing activities	264,347	106,868	221,657	1,782	195,944
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS, AND RESTRICTED CASH			97,904	(209,490)	219,394
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS, AND RESTRICTED CASH	115,489	(7,987)
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH — Beginning of period	171,890	73,986	73,986	283,476	64,082
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH — End of period	287,379	65,999	171,890	73,986	283,476
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for income taxes			3,000	0	0
Cash paid for interest			0	16	299
Issuance of common stock in connection with the Teoxane Agreement	43,400	0
Accrued transaction costs on convertible senior notes	487	0	293	354	251
Property and equipment purchases included in accounts payable and accruals and other current liabilities	247	1,108	$ 619	$ 642	$ 718
Accrued offering costs	$ 0	$ 320